UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):   /  /  is a restatement.
                                    /  /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        American Beacon Advisors, Inc.
Address:     4151 Amon Carter Blvd., MD  2450
             Fort Worth , TX 76155



Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:   (817) 391-6170

Signature, Place, and Date of Signing:

  /s/Rosemary K. Behan   Fort Worth, TX     May 8, 2013
  -----------------      --------------     ------------
     [Signature]         [City, State]         [Date]



/  / 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
/  / 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F File Number                Name
-------------------------------------------------------------

28-01006             Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620             Brandes Investment Partners, LP
28-02204             Brandywine Global Investment Management, LLC
28-05563             Bridgeway Capital Management, Inc.
28-11166             Calamos Advisors LLC
28-11728             Causeway Capital Management LLC
28-13367             Dean Capital Management, LLC
28-06700             Dreman Value Management, LLC
28-02540             Fox Asset Management LLC
28-03578             Franklin Advisers, Inc.
28-00000             GAM International Management Ltd.
28-04636             Holland Capital Management LLC
28-10068             Hotchkis and Wiley Capital Management LLC
28-10469             Lazard Asset Management LLC
28-13608             Lee Munder Capital Group, LLC
28-04968             Massachusetts Financial Services Company
28-11866             Morgan Stanley Investment Management Inc.
28-11411             Opus Capital Group, LLC
28-10952             Pacific Investment Management Company LLC
28-11296             PENN Capital Management Company, Inc.
28-03791             Pzena Investment Management, LLC
28-12115             Signia Capital Management LLC
28-11261             Stephens Investment Management Group, LLC
28-01074             Templeton Investment Counsel, LLC
28-00242             The Boston Company Asset Management, LLC
28-10665             The London Company of Virginia, LLC
28-11061             Zebra Capital Management, LLC
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                             FORM 13F SUMMARY PAGE
                             ---------------------


Report Summary:
---------------

Number of Other Included Managers:          0
                                          -----
Form 13F Information Table Entry Total:     5
                                           ----
Form 13F Information Table Value Total:   $8,677
                                          ------
                                        (thousands)
                           2
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                          FORM 13-F INFORMATION TABLE


COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8

                            TITLE OF                  VALUE     SHRS OR  SH/  PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP      ( x$1000)    PRN AMT  PRN  CALL    DISCRETION    MANAGERS   SOLE   SHARED  NONE
--------------------------  --------  ---------    ---------    ------  ----  ----   -----------    --------  ---------------------
DEX ONE CORP                  COM       25212W100      18       10,761    SH           DEFINED                         10,761

E TRADE
FINANCIAL CORP               NOTE 8/3   269246AZ7      249      240,000   PRN          DEFINED                         240,000

GENERAL MOTORS CO             COM       37045V100      178      6,381     SH           DEFINED                         6,381

OMEGA HEALTHCARE INVESTORS    COM       681936100      8,228    271,000   SH           DEFINED                         271,000

SUPERMEDIA INC                COM       868447103       4       1,037     SH           DEFINED                         1,037


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